Summary of significant accounting policies (Details 2) $ in Millions	12 Months Ended
	Mar. 31, 2015 CNY (¥) segment	Mar. 31, 2014 CNY (¥) segment	Mar. 31, 2013 CNY (¥) segment	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2012 CNY (¥)
Segment reporting
Number of operating segment | segment	1	1	1
Number of reportable segment | segment	1	1	1
Sales and marketing expenses
Advertising and promotional expenses	¥ 4,090,000,000	¥ 2,022,000,000	¥ 1,312,000,000
Cash and cash equivalents
Amount of cash and cash equivalents			30,396,000,000	$ 17,453	¥ 108,193,000,000	$ 5,331	¥ 33,045,000,000	¥ 16,857,000,000
Short-term Investments [Abstract]
Short-term investments- fixed deposits					11,462,000,000		6,017,000,000
Short-term investments				$ 2,282	14,148,000,000		10,587,000,000
Loan receivables and secured borrowings
Pledged assets amount recorded in loan receivables for secured borrowings					0		10,217,000,000
Micro loans receivables
Loan receivables and secured borrowings
Allowance for doubtful accounts relating to micro loans							622,000,000
Micro loans receivables | Minimum
Loan receivables and secured borrowings
Loan periods extended	7 days
Micro loans receivables | Maximum
Loan receivables and secured borrowings
Loan periods extended	360 days
Cash held in accounts managed by Alipay
Cash and cash equivalents
Amount of cash and cash equivalents					1,443,000,000		1,294,000,000
Short term investments held in accounts managed by Alipay
Short-term Investments [Abstract]
Short-term investments					¥ 1,185,000,000		¥ 300,000,000
Government-mandated multi-employer defined contribution plan in PRC
Other employee benefits
Contribution amount charged to the consolidated income statements	¥ 1,601,000,000	¥ 974,000,000	¥ 816,000,000